IMPAIRMENT CHARGES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
Schedule of Assumptions For Recoverable Amounts

2019 Test
Assumptions
Gold Price per oz - short term	$1,435 - $1,500
Gold Price per oz - long term	$1,400
Discount Rate	7%
Life of Mine (years)	7